OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES

As of December 31, 2024 and 2023, other payables and accrued expenses consist of:

	December 31, 2024	December 31, 2023
Advances from unrelated third-parties (i)	$1,190,422	$621,146
Other taxes payable (ii)	2,499,528	4,133,972
Accrued professional fees	255,000	230,000
Amount due to employees(iii)	257,354	158,396
Others	90,353	80,711
	$4,292,657	$5,224,225

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.

(iii)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.